SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 1)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Stock options [Member]
Statement [Line Items]
Stock options exercisable	2,839,000
Stock Options Outstanding	2,839,000
Weighted Average Remaining Contractual Life (Years), stock options exercisable	2 years 6 months 25 days
Weighted Average Remaining Contractual Life (Years), stock options outstanding	2 years 6 months 25 days
Restricted Share Unit [Member]
Statement [Line Items]
Stock Options Outstanding	1,439,477
September 20, 2022 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	Sep. 20, 2022
Stock options exercisable	880,000
Exercise Price | $ / shares	$ 1.98
Stock Options Outstanding	880,000
Weighted Average Remaining Contractual Life (Years), stock options exercisable	8 months 19 days
Weighted Average Remaining Contractual Life (Years), stock options outstanding	8 months 19 days
August 28, 2023 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	Aug. 28, 2023
Stock options exercisable	105,000
Exercise Price | $ / shares	$ 1.30
Stock Options Outstanding	105,000
Weighted Average Remaining Contractual Life (Years), stock options exercisable	1 year 7 months 28 days
Weighted Average Remaining Contractual Life (Years), stock options outstanding	1 year 7 months 28 days
August 21, 2024 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	Aug. 21, 2024
Stock options exercisable	174,000
Exercise Price | $ / shares	$ 0.79
Stock Options Outstanding	174,000
Weighted Average Remaining Contractual Life (Years), stock options exercisable	2 years 7 months 20 days
Weighted Average Remaining Contractual Life (Years), stock options outstanding	2 years 7 months 20 days
August 4, 2025 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	Aug. 04, 2025
Stock options exercisable	1,680,000
Exercise Price | $ / shares	$ 1.64
Stock Options Outstanding	1,680,000
Weighted Average Remaining Contractual Life (Years), stock options exercisable	3 years 7 months 2 days
Weighted Average Remaining Contractual Life (Years), stock options outstanding	3 years 7 months 2 days